NOTE 3. - MINERAL CLAIMS (Detail) (USD $)	0 Months Ended			3 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Oct. 31, 2012
Stock Issued During Period, Shares, Acquisitions (in Shares)	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Value, Acquisitions			$ 4,142	$ 6,654
Payments to Acquire Mineral Rights				29,523
Deposits Assets				$ 16,826